3. SIGNIFICANT ACCOUNTING POLICIES: ADOPTION OF ACCOUNTING STANDARDS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015
Significant Accounting Policies Adoption Of Accounting Standards Details Narrative
Accumulated deficit	$ (111,026,803)	$ (24,400,704)	$ (114,394,964)
Shipping and handling revenue	128,351	242,779
Advertising costs	141,369	220,514
Cash And Cash Equivalents	286,238	1,831,276	56,871
Inventory reserve	$ 50,000	$ 90,725	$ 20,000